UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      152,374
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                    COM            88579y101     1324    18440 SH       SOLE                 18440      0    0
ABBOTT LABORATORIES           COM            002824100     1524    29795 SH       SOLE                 29795      0    0
AMAZON COM INC                COM            023135106     1773     8200 SH       SOLE                  8200      0    0
AMERICAN TOWER CORP-CLASS A   COM            029912201     5508   102387 SH       SOLE                102387      0    0
AMPHENOL CORP CLASS A         COM            032095101     1276    31300 SH       SOLE                 31300      0    0
APPLE INC                     COM            037833100     7766    20367 SH       SOLE                 20367      0    0
AT&T INC                      COM            00206R102     1481    51922 SH       SOLE                 51922      0    0
AUTOMATIC DATA PROCESSING     COM            053015103     1687    35777 SH       SOLE                 35777      0    0
BLACKROCK INC COM             COM            09247X101     1439     9720 SH       SOLE                  9720      0    0
BOEING CO                     COM            097023105     4466    73805 SH       SOLE                 73805      0    0
CELGENE CORP                  COM            151020104     7562   122144 SH       SOLE                122144      0    0
CHEVRON CORP                  COM            166764100     4629    49990 SH       SOLE                 49990      0    0
CITIGROUP INC                 COM            172967101     1694    66140 SH       SOLE                 66140      0    0
COCA-COLA CO                  COM            191216100     2060    30498 SH       SOLE                 30498      0    0
COGNIZANT TECH SOLUTIONS CL A COM            192446102     3780    60290 SH       SOLE                 60290      0    0
COMCAST CORP CL A             COM            20030N101     1261    60300 SH       SOLE                 60300      0    0
CONOCOPHILLIPS                COM            20825C104     4278    67565 SH       SOLE                 67565      0    0
EXXON MOBIL CORP              COM            30231G102     1369    18852 SH       SOLE                 18852      0    0
GENERAL ELECTRIC CO           COM            369604103     1287    84572 SH       SOLE                 84572      0    0
GENUINE PARTS CO              COM            372460105     1532    30160 SH       SOLE                 30160      0    0
GLAXOSMITHKLINE PLC SP ADR    COM            37733W105     1537    37215 SH       SOLE                 37215      0    0
GOOGLE INC                    COM            38259P508     6693    12995 SH       SOLE                 12995      0    0
INTEL CORP                    COM            458140100     1932    90550 SH       SOLE                 90550      0    0
INTL BUSINESS MACHINES CORP   COM            459200101     6675    38171 SH       SOLE                 38171      0    0
INTUITIVE SURGICAL INC        COM            46120E602     5183    14227 SH       SOLE                 14227      0    0
JOHNSON & JOHNSON             COM            478160104     1873    29410 SH       SOLE                 29410      0    0
JPMORGAN CHASE & CO           COM            46625H100     1772    58837 SH       SOLE                 58837      0    0
KELLOGG CO                    COM            487836108     1505    28292 SH       SOLE                 28292      0    0
KIMBERLY CLARK CORP           COM            494368103     1644    23148 SH       SOLE                 23148      0    0
MASTERCARD INC                COM            57636Q104     2410     7600 SH       SOLE                  7600      0    0
MCDONALDS CORP                COM            580135101     7456    84904 SH       SOLE                 84904      0    0
MICROSOFT CORP                COM            594918104     1869    75090 SH       SOLE                 75090      0    0
NEXTERA ENERGY INC            COM            65339F101     1488    27547 SH       SOLE                 27547      0    0
ORACLE CORP                   COM            68389X105     5440   189285 SH       SOLE                189285      0    0
PEPSICO INC                   COM            713448108     6436   103967 SH       SOLE                103967      0    0
PFIZER INC                    COM            717081103     1424    80550 SH       SOLE                 80550      0    0
PHILIP MORRIS INTL INC        COM            718172109     4529    72600 SH       SOLE                 72600      0    0
PRAXAIR INC                   COM            74005P104     1711    18300 SH       SOLE                 18300      0    0
PRICELINE.COM INC (NEW)       COM            741503403     4960    11035 SH       SOLE                 11035      0    0
PROCTER & GAMBLE CO           COM            742718109     1510    23898 SH       SOLE                 23898      0    0
QUALCOMM INC                  COM            747525103     5906   121450 SH       SOLE                121450      0    0
QUANTA SERVICES INC           COM            74762e102     1400    74500 SH       SOLE                 74500      0    0
ROVI CORP                     COM            779376102      791    18400 SH       SOLE                 18400      0    0
SCHLUMBERGER LTD              COM            806857108     1846    30900 SH       SOLE                 30900      0    0
SOUTHERN CO                   COM            842587107     1663    39252 SH       SOLE                 39252      0    0
SPDR GOLD TR GOLD SHS         COM            78463V107     1130     7150 SH       SOLE                  7150      0    0
STARBUCKS CORP                COM            855244109     1167    31300 SH       SOLE                 31300      0    0
SYSCO CORP                    COM            871829107     1374    53055 SH       SOLE                 53055      0    0
UNITED PARCEL SERVICE CL B    COM            911312106     1372    21730 SH       SOLE                 21730      0    0
UNITED TECHNOLOGIES CORP      COM            913017109     4055    57627 SH       SOLE                 57627      0    0
VERIZON COMMUNICATIONS        COM            92343V104     1598    43432 SH       SOLE                 43432      0    0
VISA INC COM CL A             COM            92826C839     4329    50505 SH       SOLE                 50505      0    0


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